Employee Savings Plan - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Defined Benefit Plan Disclosure [Line Items]
Employee retirement benefit plans, expense	$ 24	$ 42	$ 48